Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income taxes calculated at the Canadian statutory rate	$ 11,344	$ (15,368)
Non-deductible expenses	2,087	2,023
Changes in unrecognized tax benefits	(5,646)	1,243
Effect of tax rates in foreign jurisdictions	16,002	31,728
Changes in tax rates and other	2,553	2,193
Income tax expense - current	$ 26,340	$ 21,819